Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Statement of compliance

Statement of Compliance

The unaudited condensed interim consolidated financial statements of Turbo Energy have been prepared in accordance with International Financial Reporting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements were approved by the board of directors (the “Board”) of the Company on October 29, 2024.

Basis of presentation

Basis of Presentation

The consolidated financial statements of the Company were prepared on a historical cost basis except where certain financial instruments that are required to be measured at fair value. These consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The consolidated financial statements are presented in Euro, which is the Company’s functional currency. Transactions in currencies other than the functional currency are recorded in accordance with the policies stated under Foreign Currency Transaction in Note 2.

Reclassification	Reclassification Certain amounts from prior period have been reclassified to conform to the current period presentation. These reclassifications had no impact on reported operating and net loss.
Revenue Recognition

Revenue Recognition

The Company designs, develops, and distributes equipment for the generation, management, and storage of photovoltaic energy. Our energy storage products are managed, from the cloud and through the inverter of the installation, by an advanced software system which is optimized by artificial intelligence (“AI”). The key advantage is that our products, when compared to conventional battery storage systems, reduce electricity bills and protect the installation from power outages.

The Company’s revenue is primarily generated from sales of inverters, batteries and photovoltaic modules to installers and other distributors for residential consumers under individual customer purchase orders, some of which have underlying master sales agreements that specify terms governing the product sales.

The Company recognizes such revenue at the point in time when control of the products is transferred to the customer at the estimated net consideration for which collection is probable, taking into account the customer’s rights to unit rebates and rights to return unsold products.

Transfer of control occurs either when products are shipped to or received by the distributor or direct customer, based on the terms of the specific agreement with the customer, if the Company has a present right to payment and transfer of legal title and the risks and rewards of ownership to the customer has occurred. For most of the Company’s product sales, transfer of control occurs upon shipment to the distributor or direct customer. In assessing whether collection of consideration from a customer is probable, the Company considers the customer’s ability and intention to pay that amount of consideration when it is due. Payment of invoices is due as specified in the underlying customer agreement, which is typically 30 to 60 days from the invoice date, which occurs on the date of transfer of control of the products to the customer.

Since payment terms are less than a year, the Company has elected the practical expedient and does not assess whether a customer contract has a significant financing component.

A five-step approach is applied in the recognition of revenue: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when the Company satisfies a performance obligation. Customer purchase orders, plus the underlying master sales agreements, are considered to be contracts with the customer for purposes of applying the five-step approach.

Returns under the Company’s general assurance warranty of products have not been material historically and warranty-related services are not considered a separate performance obligation under the customer orders.

Each distinct promise to transfer products is considered to be an identified performance obligation for which revenue is recognized upon transfer of control of the products to the customer. The Company has also elected to record sales commissions when incurred, as the period over which the sales commission asset that would have been recognized is less than one year.

Concentration of Revenue by Customer

Concentration of Revenue by Customer

For the six months ended June 30, 2024, there were zero customers which comprised greater than 10% of the Company’s revenue; and for the six months ended June 30, 2023, there was one customer which represented 12% of the Company’s revenue.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash consists of highly liquid instruments purchased with an original maturity of three months or less. As of June 30, 2024 and December 31, 2023, the Company had cash of €495,877 and €620,531, respectively. The Company does not have any cash equivalents.

The Company minimizes the concentration of credit risk associated with its cash by maintaining its cash with high-quality insured financial institutions. However, cash balances in excess of the Spanish government insured limit (Fondo de Garantía de Depósitos (FDG)) of €100,000 are at risk.

Accounts Receivable

Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Company’s best estimate of the amount of probable credit losses in its existing accounts receivable.

The Company conducts credit checks on all customers that request term payments.

Inventories

Inventories

Inventories are valued at their acquisition cost, production cost or net realizable value, whichever is lower. Discounts for prompt payment are included as a lower price, whether or not they appear on the invoice, and assigning value to its inventories. The Company adopts the weighted average price method.

Net realizable value represents the estimated sales price less all estimated costs that will be incurred in the process of commercialization, sales and distribution.

The Company makes the appropriate valuation adjustments, recording impairment expense when the net realizable value of the inventories is less than their acquisition cost.

Property and Equipment

Property and Equipment

Property and equipment is recognized and subsequently measured at cost less accumulated depreciation and any accumulated impairment losses, if any. When components of property and equipment have different useful lives, they are accounted for separately. Depreciation is provided at rates which are calculated to write off the assets over their estimated useful lives as follows:

Furniture	10 years straight line
Tools and machinery	4 years straight line
Right-of-use assets	Over term of the lease

Intangible Assets

Intangible Assets

Acquired intangible assets are initially measured at cost. Following the initial recognition, intangible assets are measured at cost less any accumulated amortization and any impairment losses. The useful lives of intangible assets are either definite or indefinite. Intangible assets that have a finite useful life are amortized over the assessed useful economic life and are assessed for impairment when there are any indicators present that the intangible asset may be impaired. The Company reviews the amortization period and method at least annually, and any changes are treated as changes in accounting estimates and applied prospectively.

Computer application and webpage are amortized over estimated useful lives of three years and Software is amortized over estimated useful lives of five years.

Leases

Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the agreement on the inception date.

As a lessee, the Company recognizes a lease obligation and a right-of-use asset in the statements of financial position on a present-value basis at the date when the leased asset is available for use. Each lease payment is apportioned between a finance charge and a reduction of the lease obligation. Finance charges are recognized in finance cost in the statements of income and comprehensive income. The right of-use assets are depreciated over the shorter of their estimated useful life and the lease term on a straight-line basis.

Lease obligations are initially measured at the net present value of the following lease payments:

●	fixed payments (including in-substance fixed payments), less any lease incentives;
●	variable lease payments that are based on an index or a rate;
●	amounts expected to be payable under residual value guarantees;
●	the exercise price of a purchase option if the Company is reasonably certain to exercise that option; and
●	payments of penalties for terminating the lease, if the lease term reflects the Company exercising that option.

Lease payments are discounted using the interest rate implicit in the lease, or if this rate cannot be determined, the Company’s incremental borrowing rate. Right-of-use assets are initially measured at cost comprising the following:

●	the amount of the initial measurement of the lease obligation;
●	any lease payments made at or before the commencement date less any lease incentives received; and
●	any initial direct costs and rehabilitation costs.

Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the statements of income and comprehensive income. Short-term leases are leases with a lease term of 12 months or less.

Share Capital

Share Capital

Ordinary shares are classified as equity, net of transaction costs directly attributable to the issuance of ordinary shares.

Ordinary shares issued for consideration other than cash are based on their market value as of the date the ordinary shares are issued.

Restricted Stock Units

Restricted Stock Units

The plan administrator may award restricted stock units (“RSUs”) which represent the right to receive ordinary shares at a future date in accordance with the terms of such grant upon the attainment of certain conditions specified by the plan administrator. Restrictions or conditions could include, but are not limited to, the attainment of performance goals, continuous service with the Company or its subsidiaries, the passage of time or other restrictions or conditions. The plan administrator determines the persons to whom grants of RSUs are made, the number of RSUs to be awarded, the time or times within which awards of RSUs may be subject to forfeiture, the vesting schedule, and rights to acceleration thereof, and all other terms and conditions of the RSU awards. The value of the RSUs may be paid in ordinary shares, cash, other securities, other property or a combination of the foregoing, as determined by the plan administrator.

Share-Based Compensation

Share-Based Compensation

The Company accounts for share-based compensation under the fair value method in accordance with IFRS 2, “Share-based Payment,” which requires all such compensation to employees and non-employees to be calculated based on its fair value of the equity instrument at the grant date and recognized in the earnings over the requisite service or vesting period. (See Note 13)

Share-Based Payment Reserves

Share-Based Payment Reserves

The share-based payment reserve record items are recognized as share-based compensation expense and other share-based payments until such time that the RSUs are vested, at which time the corresponding amount will be transferred to share capital.

Liquidity

Liquidity

The Company incurred a net loss of €2,861,331 during the six-month period ended June 30, 2024. However, the Company successfully completed its Initial Public Offering (“IPO”) and commenced trading on The Nasdaq Stock Market on September 22, 2023, thereby raising €3.8 million, net of expenses related to the IPO process; and it has retained a large portion of those cash funds as of the day of this report. As of June 30, 2024, the Company had positive working capital of €2,454,052.

The Company finds itself in a sector – the energy storage market – which many industry research studies and forecasts have predicted will experience significant, exponential growth in the coming years. Also, Turbo Energy is a consolidated company with more than ten years of industry experience. In recent years, the Company has been making significant investments in development and research, which is expected to allow it to position itself as a company offering a highly differentiated value proposition to customers when compared to other companies in the sector.

Turbo Energy is focused on carefully balancing investments in continued innovation and systemic cost discipline to deliver affordable, high performance solar energy storage technologies and solutions adaptable to every home, business, industrial plant and government facility across the globe. The Company’s existing cash resources are expected to provide sufficient working capital to allow Turbo Energy to execute its planned operations and expansion plan for more than 12 months. Also, the Company’s majority shareholder, Umbrella Global, has explicitly expressed its full support to Turbo Energy, indicating that it is prepared to provide additional financial support and resources to the Company in the event that it is needed by Turbo Energy to successfully execute its operations and expansion plan.

Provisions

Provisions

Provisions are recognized when there is a present legal or constructive obligation as a result of a past event, for which it is probable that a transfer of economic benefits will be required to settle the obligation, and where a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the liability, if material. Where discounting is used, the increase in the provision due to passage of time (“accretion expense”) is recognize as an expense on the statements of operations.

Foreign currency transactions

Foreign currency transactions

The functional currency used by the Company is the euro. Consequently, operations in currencies other than the euro are considered to be denominated in foreign currency and are recorded at the exchange rates in force on the dates of the operations.

At period-end, monetary assets and liabilities denominated in foreign currency are converted by applying the exchange rate on the balance sheet date. The profits or losses revealed are charged directly to the profit and loss account for the period in which they occur.

On each balance sheet date, monetary assets and liabilities in foreign currency are converted at the rates in force on the closing date. Non-monetary items in foreign currency measured in terms of historical cost are converted at the exchange rate on the date of the transaction.

The exchange differences of the monetary items that arise both when liquidating them and when converting them at the closing exchange rate, are recognized in the results of the period, except those that are part of the investment of a business abroad, which are recognized directly in equity net of taxes until the time of its disposal.

Income per share

Income per share

Basic income per share is calculated by dividing the income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding in the period. For all periods presented, the income attributable to ordinary shareholders equals the reported income attributable to owners of the Company.

Diluted income per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of ordinary shares outstanding for the calculation of diluted income per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase ordinary shares at the average market price during the period.

For the six months ended June 30, 2024 and 2023, RSUs were potentially instruments and were not included in the calculation of diluted loss per share as their effect would be antidilutive.

	June 30, 2024	June 30, 2023
	(Ordinary Shares)	(Ordinary Shares)
RSUs	1,780,330	-

Impairment of non-financial assets

Impairment of non-financial assets

At the end of each reporting period, the Company reviews the carrying amounts of its non-financial assets to determine whether there is any indication that the carrying amount is not recoverable. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Management assesses impairment of non-financial assets such as property and equipment and intangible assets. In assessing impairment, management estimates the recoverable amount of each asset or cash generating unit (“CGU”) based on expected future cash flows. The Company has applied judgment in its assessment of the appropriateness of the determination of CGU’s. When measuring expected future cash flows, management makes assumptions about future growth of profits which relate to future events and circumstances. Actual results could vary from these estimated future cash flows. Estimation uncertainty relates to assumptions about future operating results and the application of an appropriate discount rate.

Financial Instruments

Financial Instruments

Financial Assets

Financial assets are classified as either financial assets at fair value through profit and loss (“FVTPL”), amortized cost, or fair value through other comprehensive income (“FVTOCI”). The Company determines the classification of its financial assets at initial recognition.

Classification and Measurement

Classification determines how financial assets and financial liabilities are accounted for in financial statements and, in particular, how they are measured on an ongoing basis. IFRS 9 Financial Instruments approach for the classification of financial assets is driven by cash flow characteristics and the business model in which an asset is held. This single, principle-based approach replaces prior rule-based requirements. The model also results in a single impairment model being applied to all financial instruments.

Financial Assets at FVTPL

Financial assets carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of income and comprehensive income. Realized and unrealized gains and income arising from changes in the fair value of the financial asset held at FVTPL are included in the statements of income and comprehensive income in the period in which they arise. The Company has classified cash as FVTPL.

Financial Assets at FVTOCI

Financial assets at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses arising from changes in fair value recognized in other comprehensive income. There is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. There are no financial assets classified as FVTOCI.

Financial Assets at Amortized Cost

Financial assets at amortized cost are initially recognized at fair value, net of transaction costs, and subsequently carried at amortized cost less any impairment. They are classified as current assets or non- current assets based on their maturity date. The Company has classified accounts receivable and amounts due from related parties at amortized cost.

Financial assets are derecognized when they mature or are sold, and substantially all the risks and rewards of ownership have been transferred.

Financial Liabilities

Financial liabilities are classified as either financial liabilities at FVTPL or at amortized cost. The Company determines the classification of its financial liabilities at initial recognition.

Financial liabilities are classified as measured at amortized cost, net of transaction costs unless classified as FVTPL. The Company’s accounts payable and accrued liabilities, amounts due to related parties, lease liabilities and bank loans are classified as measured at amortized cost.

The Company’s bank loans were classified as measured at amortized cost at June 30, 2024 and December 31, 2023. During the six months ended June 30, 2024 and 2023, the Company incurred €46,180 and €138,109 interest on bank loans, respectively.

Fair Value Measurements

Fair Value Measurements

Fair value measurements are made using a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value:

●	Level 1 – defined as observable inputs such as quoted prices in active markets;
●	Level 2 – defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and
●	Level 3 – defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The fair value measurement is categorized in its entirety by reference to its lowest level of significant input. Fair value is based on estimated cash flows, discounted at interest rates for similar instruments.

The carrying amounts shown of the Company’s financial instruments including cash, accounts receivable, inventories, accounts payable and accrued liabilities approximate their fair value (Level 1) due to the short-term maturities of these instruments.

Impairment of Financial Assets

Impairment of Financial Assets

The Company assesses at each statement of financial position date whether there is objective evidence that a financial asset or group of financial assets is impaired.

The Company recognizes expected credit losses (“ECL”) for accounts receivable based on the simplified approach. The simplified approach to the recognition of expected losses does not require the Company to track the changes in credit risk; rather, the Company recognizes a loss allowance based on lifetime expected credit losses at each reporting date from the date of the account receivable.

The Company measures expected credit loss by considering the risk of default over the contract period and incorporates forward-looking information into its measurement. ECLs are a probability-weighted estimate of credit losses.

ECLs are measured as the difference in the present value of the contractual cash flows that are due to the Company under the contract, and the cash flows that the Company expects to receive. The Company assesses all information available, including past due status, and forward looking macro- economic factors in the measurement of the ECLs associated with its assets carried at amortized cost.

The maximum period considered when estimating ECLs is the maximum contractual period over which the Company is exposed to credit risk.

New Accounting Pronouncements	New Accounting PronouncementsAdoption of New Accounting PoliciesClassification of Liabilities as Current or Non-current (Amendments to IAS 1)The amendments to IAS 1 provide a more general approach to the classification of liabilities based on the contractual arrangements in place at the reporting date. These amendments are effective for reporting periods beginning on or after January 1, 2024. The adoption of these amendments did not have a material impact on the Company’s consolidated financial statements.New Standards and Amendments Issued But Not Yet EffectivePresentation and Disclosure in Financial Statements — IFRS 18In April 2024, the IASB issued IFRS 18, which will replace IAS 1 - Presentation of Financial Statements. The standard aims to improve the manner in which companies communicate in their financial statements, with a focus on information about financial performance in the statement of profit or loss, specifically introducing additional defined subtotals, disclosures about management-defined performance measures and new principles for aggregation and disaggregation of information. IFRS 18 is accompanied by limited amendments to the requirements in IAS 7 Statement of Cash Flows. IFRS 18 is effective from 1 January 2027. Companies are permitted to apply IFRS 18 before that date. The Company is evaluating the impact of the above amendments on its consolidated financial statements.